PUBLIC OFFERING (Details Narrative) - Global Partner Acquisition Corp II [Member] - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 11, 2024	Jan. 09, 2024	Jan. 11, 2023	Jan. 14, 2021	Jan. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 09, 2023	Jan. 08, 2023
Share issued price per shares (in Dollars per share)				$ 10.00		$ 10.00		$ 10.00
Exercisable notice period				30 days
Public offering expire				5 years				5 years
Redemption price per warrant						1.00%		1.00%
Trading days period								20 days
Ending trading period								30 days
Underwriting discount percentage						2.00%		2.00%
Underwriting unit price						$ 6,000,000		$ 6,000,000
Deferred underwriting percentage						3.50%		3.50%
Underwriter cash discount						$ 10,500,000		$ 10,500,000
Aggregate redemption amount			$ 265,050,166
Number of warrants issued					4,344,714	4,700,903
Redeemed carrying amount			$ 130,000				$ 130,000	$ 130,000
Temporary equity shares outstanding						1,794,585		3,931,719
Subsequent Event [Member]
Contingent redeemable warrants	356,189
Share based compensation arrangement by share based payment award options exercisable number	2,137,134
2024 Extension Meeting [Member]
Redemption price	$ 11.05
Stock issued during period, value, stock options exercised	$ 2,137,134
Contingent redeemable warrants	356,189
Share based compensation arrangement by share based payment award options exercisable number	23,615,331
Temporary equity shares outstanding	2,137,134
2024 Extension Meeting [Member] | Subsequent Event [Member]
Redemption price	$ 11.05
Stock issued during period, value, stock options exercised	$ 2,137,134
Redemption amount	$ 23,615,331
Redeemable Warrant [Member]
Before the company sending notice period								third
Warrant [Member]
Number of warrants issued			4,344,714
IPO [Member]
Number of units issued				30,000,000
Over-Allotment Option [Member]
Underwriters option period from date of initial public offering				45 days
Number of units issued				2,500,000
Common Class A [Member]
Share of ordinary share								23,615,000
Stock price trigger for redemption of public warrants						$ 18.00		$ 18.00
Trading days period						20 days
Ending trading period						30 days
Redemption price						$ 11.26		$ 11.12	$ 10.16
Aggregate redemption amount		$ 23,615,000
Share based compensation arrangement by share based payment award options exercisable number					26,068,281
Temporary equity shares outstanding						1,794,585		3,931,719	30,000,000
Common Class A [Member] | Subsequent Event [Member]
Redemption price		$ 11.05
Stock issued during period, value, stock options exercised		$ 2,137,134
Redemption amount		$ 23,615,331
Common Class A [Member] | 2023 Extension Amendment Proposal [Member]
Ordinary shares exercised			26,068,281					26,068,281
Redemption price			$ 10.167					$ 10.167		$ 11.05
Temporary equity shares outstanding			3,931,719			1,794,585		3,931,719	30,000,000	1,794,585	3,931,719
Common Class A [Member] | Revision of Prior Period, Adjustment [Member]
Stock price trigger for redemption of public warrants						$ 18.00		$ 18.00
Common Class A [Member] | Redeemable Warrant [Member]
Redemption price per public warrant						$ 0.10		0.10
Common Class A [Member] | Warrant [Member] | 2023 Extension Amendment Proposal [Member]
Ordinary shares exercised			26,068,281
Common Class A [Member] | IPO [Member]
Share of ordinary share				30,000,000		30,000,000
Warrant [Member]
Stock price trigger for redemption of public warrants						$ 10.00		$ 10.00